OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	2016	2017
Prepaid other taxes - net of current portion (Note 28)	2,164	3,075
Advances for purchases of property and equipment	5,432	2,869
Prepaid rental - net of current portion (Note 8)	2,471	2,688
Frequency license - net of current portion (Note 8)	320	2,019
Prepaid income taxes - net of current portion (Note 28)	492	763
Deferred charges	387	413
Security deposit	144	116
Others	98	327
Total	11,508	12,270